Note 3 - Loans Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Debt Disclosure [Text Block]
Note 3 – Loans Payable

Loans payable at September 30, 2011 and December 31, 2010 consisted of the following:

	September 30, 2011	December 31, 2010

Unsecured $450,000 note payable to Azfar Haque, which bears interest at 9% per annum and was originally due June 15, 2008. The note is currently in default. On September 19, 2011, $25,000 of this note was transferred to Southridge Partners II, LP. Accrued interest is equal to $143,180 and $112,805 respectively.	$518,180	$562,805

Unsecured $80,000 note payable to Rainmaker Global, Inc. which bears interest at 30% per annum and was originally due December 31, 2009. The note is currently in default. Accrued interest is equal to $48,125 and $30,125 respectively.	128,125	110,125

$55,000 convertible note payable to Charms Investments Inc., which bears interest at 10% per annum and was originally due April 15, 2010. The due date of the note has been extended to December 31, 2011. Accrued interest is equal to $0 and $4,359, respectively.	-	20,891

$40,000 convertible note payable to Charms Investments Inc., which bears interest at 10% per annum and was originally due October 16, 2010. The due date of the note has been extended to December 31, 2011. Accrued interest is equal to $5,500 and $3,500, respectively.	16,391	43,500

Unsecured non-interest bearing note payable, due on demand, to Leonard Marella.	20,000	20,000

Unsecured non-interest bearing note payable, due on demand, to Steve Palmer.	8,000	8,000

Unsecured non-interest bearing note payable, due on demand, to Syed Ahmed.	7,000	7,000

Unsecured non-interest bearing note payable, due on demand, to Alina Farooq.	3,500	3,500

Unsecured non-interest bearing note payable, due on demand, to William Johnson.	-	17,506

Unsecured non-interest bearing note payable, due on demand, to Robert Saidel.	13,500	-

Unsecured non-interest bearing note payable, due on demand, to Michael Johnstone.	2,100	-

Unsecured non-interest bearing note payable, due on demand, to Michael Carbone, Sr.	9,000	-

Unsecured $25,000 convertible note payable to Mindshare Holdings, Inc., which bears interest at 8% per annum and due January 5, 2012. The note includes a redemption premium of $7,500 and is discounted for its beneficial conversion feature of $13,508.	25,379	-

Unsecured $25,000 convertible note payable to Southridge Partners II LP, which bears interest at 8% per annum and due January 5, 2012. The note includes a redemption premium of $7,500 and is discounted for its beneficial conversion feature of $10,634.	26,894	-

Unsecured $17,500 convertible note payable to Southridge Partners II LP, which bears interest at 5% per annum and due February 1, 2012. The note includes a redemption premium of $2,625 and is discounted for its beneficial conversion feature of $9,423.	12,822	-

Unsecured $25,000 note payable to Southridge Partners II, LP which was transferred from Azfar Haque on September 19, 2011. The note bears interest at 9% per annum and was originally due June 15, 2008. The note is currently in default.	25,000	-

Total	$815,891	$793,327

The Company accrued interest expense of $50,375 and $75,984 for the nine months ended September 30, 2011 and the year ended December 31, 2010, respectively, on the above loans.  Accrued interest is included in the loan balances.

The Company borrowed $113,072 and $376,931 during the nine months ended September 30, 2011 and the year ended December 31, 2010, respectively.  The Company made no payments on the loans during the nine months ended September 30, 2011 and the year ended December 31, 2010.  During the nine months ended September 30, 2011, the Company converted $138,478 of loans payable into 14,748,313 shares of the Company’s common stock.  During the year ended December 31, 2010, the Company converted $157,093 of loans payable into 13,584,383 shares of the Company’s common stock.

All of the convertible notes held by Charms Investments Inc. are automatically convertible upon the Company receiving gross proceeds of at least $5,000,000 in a Qualified Equity Financing, as defined in the note agreement, at 80% of the share price sold in such Qualified Equity Financing.

On July 5, 2011, the Company issued a $25,000 unsecured convertible promissory note to Mindshare Holdings, Inc.  The note bears interest at 8% per annum, is due January 5, 2012, and is convertible at a 35% discount to the average of the two low closing bid prices during the five day period prior to the conversion date.  The note includes a redemption premium of $7,500 which is being amortized as interest expense over the term of the loan.  The note is discounted by the value of its beneficial conversion feature of $13,508, of which, $6,387 has been accreted as interest expense for the nine months ended September 30, 2011.  The outstanding balance of the loan at September 30, 2011 is $25,379.

On July 5, 2011, the Company issued a $25,000 unsecured convertible promissory note to Southridge Partners II LP.  The note bears interest at 8% per annum, is due January 5, 2012, and is convertible at a 30% discount to the average of the two low closing bid prices during the five day period prior to the conversion date.  The note includes a redemption premium of $7,500 which is being amortized as interest expense over the term of the loan.  The note is discounted by the value of its beneficial conversion feature of $10,634, of which, $5,028 has been accreted as interest expense for the nine months ended September 30, 2011.  The outstanding balance of the loan at September 30, 2011 is $26,894.

On August 25, 2011, the Company issued a $17,500 unsecured convertible promissory note to Southridge Partners II LP.  The note bears interest at 5% per annum, is due January 5, 2012, and is convertible at a 35% discount to the average of the two low closing bid prices during the five day period prior to the conversion date.  The note includes a redemption premium of $2,625 which is being amortized as interest expense over the term of the loan.  The note is discounted by the value of its beneficial conversion feature of $9,423, of which, $2,120 has been accreted as interest expense for the nine months ended September 30, 2011.  The outstanding balance of the loan at September 30, 2011 is $12,822.

On September 9, 2011, Azfar Hague transferred $25,000 of the $450,000 note payable to him to Southridge Partners II LP per a Securities Transfer Agreement between the two parties.  The note bears interest at 9% per annum and is currently in default.

Note 5 – Loans Payable

Loans payable at December 31, 2010 and 2009 consisted of the following:

	2010	2009

Unsecured $450,000 note payable to Azfar Haque, which bears interest at 9% per annum and was originally due June 15, 2008. The note is currently in default. Accrued interest is equal to $112,805 and $72,305 respectively.	$562,805	$522,305
Unsecured $80,000 note payable to Rainmaker Global, Inc. which bears interest at 30% per annum and was originally due December 31, 2009. The note is currently in default. Accrued interest is equal to $30,125 and $6,125 respectively.	110,125	86,125
Unsecured non-interest bearing note payable due on demand by Company to Charms Investments Inc.	-	25,000
$55,000 convertible note payable to Charms Investments Inc., which bears interest at 10% per annum and was originally due April 15, 2010. The due date of the note has been extended to December 31, 2011. Accrued interest is equal to $4,359 at December 31, 2010.	20,891	-
$40,000 convertible note payable to Charms Investments Inc., which bears interest at 10% per annum and was originally due October 16, 2010. The due date of the note has been extended to December 31, 2011. Accrued interest is equal to $3,500 at December 31, 2010.	43,500	-
Unsecured non-interest bearing note payable due on demand by Company to Leonard Marella.	20,000	20,000
Unsecured non-interest bearing note payable due on demand by Company to Steve Palmer.	8,000	8,000
Unsecured non-interest bearing note payable due on demand by Company to Syed Ahmed.	7,000	7,000
Unsecured non-interest bearing note payable due on demand by Company to Alina Farooq.	3,500	3,500
Unsecured non-interest bearing note payable due on demand by Company to William Johnson.	17,506	-

Total	$793,327	$671,930

The Company accrued interest expense of $75,984 and $46,625 for the years ended December 31, 2010 and 2009, respectively, on the above loans.  Accrued interest is included in the loan balances.

All of the convertible notes held by Charms Investments Inc. are automatically convertible upon the Company receiving gross proceeds of at least $5,000,000 in a Qualified Equity Financing, as defined in the note agreement, at 80% of the share price sold in such Qualified Equity Financing.

Loans payable – related parties at December 31, 2010 and 2009 consisted of the following:

	2010	2009

Unsecured non-interest bearing note payable due on demand to Frank Russo, a Director of the Company.	$422,006	$476,206
Unsecured note payable to Edward Eppel, a Director of the Company, which bears interest at 10% per annum and is due on demand.	173,256	126,400
Unsecured non-interest bearing note payable due on demand to Andrea Rocha, Comptroller and wife of Company's Chief Executive Officer and President.	-	2,600
Unsecured non-interest bearing convertible note payable to Kayode Aladesuyi, Chief Executive Officer and President, and was originally due July 30, 2010. The due date of the note has been extended to December 31, 2011.	81,512	-
Unsecured non-interest bearing note payable due on demand to Kayode Aladesuyi, Chief Executive Officer and President.	18,456	2,000

Total	$695,230	$607,206

The Company accrued interest expense of $15,771 and $0 for the years ended December 31, 2010 and 2009, respectively, on the above loans.  Accrued interest is included in the loan balances.

On July 30, 2010, Charms Investments Inc. assigned its interest in a convertible note to Mr. Kayode Aladesuyi, the Company’s Chief Executive Officer, President and a Director of the Company (see Note 6 – Related Parties).  The note is automatically convertible upon the Company receiving gross proceeds of at least $5,000,000 in a Qualified Equity Financing, as defined in the note agreement, at 80% of the share price sold in such Qualified Equity Financing.